UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price MidCap Growth Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio
ANNUAL REPORT
Period Ended December 31, 2005

Performance

During the twelve months ended December 31, 2005, the portfolio generated a strong gain and outperformed the Lipper Mid-Cap Growth Funds Index and the S&P MidCap 400 Index. Outperformance versus the S&P MidCap 400 Index was due stock selection.

Market Environment

U.S. equities produced a third consecutive year of positive returns in 2005. After a weak start, most major indexes gradually worked their way higher as the year progressed, despite soaring energy costs. Firm economic and corporate earnings growth and merger activity lent support to stock prices, which finished 2005 near their highest levels of the year amid hopes that the Federal Reserve would soon stop raising short-term rates. As measured by various Russell indexes, mid-cap stocks decisively outperformed their small- and large-cap counterparts.

Portfolio Review

Holdings in the telecommunications services sector had the largest positive impact on results versus the S&P MidCap 400 Index. Relative strength was due to strong stock selection, which more than offset the negative effect of an overweight in the group. The telecommunications services stocks in the index were down approximately 8% during the year. However, the stocks in the portfolio rose by more than 60%. Rogers Communications, a provider of wireless voice and data services, and Crown Castle International, a wireless tower operator, were top contributors in the sector and to the portfolio's overall return. Both companies benefited from growth in wireless subscription.


In financials, stock selection was the primary source of relative strength. Notable contributors included capital markets companies Ameritrade and E-Trade Financial. Both experienced higher-than-average trading volumes and made acquisitions that investors expected to be accretive to earnings. In addition, below-benchmark exposure to commercial banks helped performance versus the index. Stocks in this industry posted relatively modest gains due to a flattening of the yield curve which pressured lending margins.

In health care, stock selection was the primary driver of relative strength, with the portfolio's biotechnology stocks doing especially well. The list of top health care performers included Gilead Sciences, MedImmune, Celgene, Amylin Pharmaceuticals, and Vertex Pharmaceuticals -- all biotechnology companies. An overweight in the health care sector also boosted performance versus the index.

While the portfolio outperformed, there were pockets of weakness. For example, an overweight in information technology stocks was unfavorable, as was stock selection in consumer staples. In consumer staples, the portfolio owned Cott Corporation, a name which was not in the S&P MidCap 400 Index that was down approximately 40% during the year. Since new management took over this beverage company approximately two years ago, Cott has struggled to execute well in the private-label soft drink market.

Outlook

The U.S. economy continues to grow despite the two Gulf hurricanes and the subsequent energy price shock. The moderating pace of home equity withdrawal is expected to reduce consumer spending, and it is our belief that business spending will offset at least some of this reduced consumer spending. Fundamentals of our portfolio companies are very strong, and we continue to believe that the environment for growth-oriented equities is favorable.


                    Maxim T. Rowe
                    Price MidCap
                  Growth Portfolio  S&P MidCap 400 Index
    7/01/1997         10,000.00          10,000.00
   12/31/1997         11,086.00          11,702.97
   12/31/1998         13,937.20          13,550.42
   12/31/1999         16,883.82          15,988.89
   12/31/2000         18,123.09          18,788.54
   12/31/2001         17,920.11          18,675.81
   12/31/2002         13,981.27          15,965.95
   12/31/2003         19,267.59          21,652.77
   12/31/2004         22,753.10          25,211.97
   12/31/2005         25,970.39          28,388.57


Maxim T. Rowe Price MidCap Growth Portfolio
Total Return -

One Year:         14.14%
Five Year:        7.46%
Since Inception:  11.88%


Portfolio Inception:       7/1/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                     $        387,599,065
      Dividends receivable                                                                                          383,754
      Subscriptions receivable                                                                                      674,288
      Receivable for investments sold                                                                             1,153,710
                                                                                                         -------------------
                                                                                                         -------------------

      Total assets                                                                                              389,810,817
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
      Due to investment adviser                                                                                     343,794
      Redemptions payable                                                                                         1,134,400
      Payable for investments purchased                                                                           2,260,803
      Payable to custodian                                                                                          112,910
                                                                                                         -------------------
                                                                                                         -------------------

      Total liabilities                                                                                           3,851,907
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        385,958,910
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                    $          2,111,673
      Additional paid-in capital                                                                                277,113,787
      Net unrealized appreciation on investments                                                                105,114,655
      Accumulated net realized gain on investments                                                                1,618,795
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        385,958,910
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $              18.28
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                230,000,000
      Outstanding                                                                                                21,116,727

(1)  Cost of investments in securities:                                                                $        282,484,410

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                          $           475,267
     Dividends                                                                                                   1,837,754
     Foreign withholding tax                                                                                       (11,283)
                                                                                                         ------------------
                                                                                                         ------------------

     Total income                                                                                                2,301,738
                                                                                                         ------------------
                                                                                                         ------------------

EXPENSES:
     Audit fees                                                                                                     10,235
     Bank and custodial fees                                                                                        41,913
     Investment administration                                                                                      93,683
     Management fees                                                                                             3,439,771
     Other expenses                                                                                                 29,008
                                                                                                         ------------------
                                                                                                         ------------------

     Total expenses                                                                                              3,614,610

     Less amount reimbursed by investment adviser                                                                    2,850
                                                                                                         ------------------
                                                                                                         ------------------

     Net expenses                                                                                                3,611,760
                                                                                                         ------------------
                                                                                                         ------------------

NET INVESTMENT LOSS                                                                                             (1,310,022)
                                                                                                         ------------------
                                                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           28,832,234
     Change in net unrealized appreciation on investments                                                       20,277,824
                                                                                                         ------------------
                                                                                                         ------------------

     Net realized and unrealized gain on investments                                                            49,110,058
                                                                                                         ------------------
                                                                                                         ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        47,800,036
                                                                                                         ==================
                                                                                                         ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                           2005                2004
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                           $       (1,310,022) $       (1,910,887)
     Net realized gain on investments                                                      28,832,234          34,561,915
     Change in net unrealized appreciation on investments                                  20,277,824          17,108,633
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase in net assets resulting from operations                                  47,800,036          49,759,661
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains                                                              (22,112,657)        (33,469,077)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    166,506,406         143,938,804
     Reinvestment of distributions                                                         22,112,657          33,469,077
     Redemptions of shares                                                               (155,744,317)       (201,478,567)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase (decrease) in net assets resulting from share transactions               32,874,746         (24,070,686)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Total increase (decrease) in net assets                                               58,562,125          (7,780,102)

NET ASSETS:
     Beginning of period                                                                  327,396,785         335,176,887
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     End of period  (1)                                                            $      385,958,910  $      327,396,785
                                                                                     =================   =================
                                                                                     =================   =================
                                                                                                    0                   0
OTHER INFORMATION:

SHARES:
     Sold                                                                                   9,534,622           8,644,038
     Issued in reinvestment of distributions                                                1,220,209           1,996,325
     Redeemed                                                                              (8,895,230)        (12,256,894)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase (decrease)                                                                1,859,601          (1,616,531)
                                                                                     =================   =================
                                                                                     =================   =================

(1) Including undistributed net investment loss

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                      Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        17.00  $         16.06  $       12.00  $       15.38  $       15.62

Income from Investment Operations

Net realized and unrealized gain (loss)                 2.39             2.85           4.53          (3.38)         (0.19)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              2.39             2.85           4.53          (3.38)         (0.19)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net realized gains                                (1.11)           (1.91)         (0.47)          0.00          (0.05)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        18.28  $         17.00  $       16.06  $       12.00  $       15.38
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                          14.14%           18.09%         37.81%        (21.98%)        (1.12%)

Net Assets, End of Period ($000)              $      385,959  $       327,397  $     335,177  $     204,263  $     266,726

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                            1.05%            1.05%          1.06%          1.07%          1.09%
     - After Reimbursement #                           1.05%            1.04%          1.05%          1.05%          1.05%

Ratio of Net Investment Loss to
     Average Net Assets:
     - Before Reimbursement                           (0.38%)          (0.61%)        (0.64%)        (0.71%)        (0.58%)
     - After Reimbursement #                          (0.38%)          (0.60%)        (0.63%)        (0.69%)        (0.55%)

Portfolio Turnover Rate                               32.42%           41.48%         49.18%         54.41%         56.73%


 #   Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $118,301,090 and $107,283,394, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $287,201,268. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $108,257,447 and gross depreciation of securities in which there was an excess of tax cost over value of $7,859,650 resulting in net appreciation of $100,397,797.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                             896,496          5,630,646

          Long-term capital gain                                                   21,216,161         27,838,431
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   22,112,657         33,469,077
                                                                              ================    ===============


        As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      647,067
      Undistributed capital gains                                                                      5,688,589
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         6,335,653
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                     100,397,797
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                          106,733,450
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. For the year ended December 31, 2005 the Portfolio reclassified $1,310,022 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.63%
     34,100 Alliant Techsystems Inc*                                   2,597,397
      4,600 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR   179,860
     72,000 Goodrich Corp                                              2,959,200
      2,700 Precision Castparts Corp                                     139,887
     92,600 Rockwell Collins Inc                                       4,303,122
                                                                     $10,179,466

AGRICULTURE --- 0.05%
      2,100 Delta & Pine Land Co                                          48,321
      1,800 Monsanto Co                                                  139,554
                                                                        $187,875

AIR FREIGHT --- 0.28%
      3,800 CH Robinson Worldwide Inc                                    140,714
     13,600 Expeditors International of Washington Inc                   918,136
                                                                      $1,058,850

AIRLINES --- 1.58%
    139,500 JetBlue Airways Corp                                       2,145,510
      4,900 SkyWest Inc                                                  131,614
    233,300 Southwest Airlines Co                                      3,833,119
                                                                      $6,110,243

AUTO PARTS & EQUIPMENT --- 1.15%
    151,600 Gentex Corp                                                2,956,200
     56,000 TRW Automotive Holdings Corp*                              1,475,600
                                                                      $4,431,800

AUTOMOBILES --- 0.03%
      1,800 Thor Industries Inc                                           72,126
      1,600 Winnebago Industries Inc                                      53,248
                                                                        $125,374

BANKS --- 0.33%
      1,700 Boston Private Financial Holdings Inc                         51,714
        800 City National Corp                                            57,952
      1,400 East West Bancorp Inc                                         51,086
      1,100 First Horizon National Corp                                   42,284
      1,950 North Fork Bancorp Inc                                        53,352
     15,500 SVB Financial Group*                                         726,020
      8,800 Synovus Financial Corp                                       237,688
      3,400 UCBH Holdings Inc                                             60,792
                                                                      $1,280,888

BIOTECHNOLOGY --- 4.32%
     61,700 Cephalon Inc*                                              3,994,458
      1,700 Charles River Laboratories International Inc*                 72,029
        700 Genzyme Corp*                                                 49,546
     61,000 Gilead Sciences Inc*                                       3,210,430
     51,900 Human Genome Sciences Inc*                                   444,264
      1,100 Invitrogen Corp*                                              73,304
      1,900 Martek Biosciences Corp*                                      46,759
    158,900 MedImmune Inc*                                             5,564,678
      5,200 Millennium Pharmaceuticals Inc*                               50,440
      2,600 Nektar Therapeutics*                                          42,796
     45,100 Protein Design Labs Inc*                                   1,281,742
      5,200 Qiagen NV*                                                    61,100
      1,400 Techne Corp*                                                  78,610
     62,500 Vertex Pharmaceuticals Inc*                                1,729,375
      5,900 deCODE Genetics Inc*                                          48,734
                                                                     $16,748,265

BROADCAST/MEDIA --- 2.97%
    151,400 Citadel Broadcasting Co                                    2,034,816
      4,700 Cox Radio Inc*                                                66,176
      3,700 Cumulus Media Inc Class A*                                    45,917
    122,200 Discovery Holding Co*                                      1,851,330
        900 EW Scripps Co                                                 43,218
      1,600 Entercom Communications Corp*                                 47,472
      3,400 Radio One Inc*                                                35,190
      5,400 Regent Communications Inc*                                    25,056
    106,325 Rogers Communications Inc Class B                          4,493,295
      2,200 Salem Communications Corp Class A*                            38,478
      3,300 Spanish Broadcasting System Inc*                              16,863
     82,200 Univision Communications Inc Class A*                      2,415,858
      1,900 Westwood One Inc                                              30,970
     13,000 XM Satellite Radio Holdings Inc*                             354,640
                                                                     $11,499,279

BUILDING MATERIALS --- 0.56%
     54,000 American Standard Cos Inc                                  2,157,300
                                                                      $2,157,300

CHEMICALS --- 0.59%
     46,500 Amylin Pharmaceuticals Inc*                                1,856,280
      3,100 Ecolab Inc                                                   112,437
      1,700 Engelhard Corp                                                51,255
      1,600 Praxair Inc                                                   84,736
      1,000 Sigma-Aldrich Corp                                            63,290
      1,800 Symyx Technologies Inc*                                       49,122
      3,000 Valspar Corp                                                  74,010
                                                                      $2,291,130

COMMUNICATIONS - EQUIPMENT --- 1.59%
     47,000 ADTRAN Inc                                                 1,397,780
     46,000 Comverse Technology Inc*                                   1,223,140
      1,100 F5 Networks Inc*                                              62,909
     81,000 Harris Corp                                                3,483,810
                                                                      $6,167,639

COMPUTER HARDWARE & SYSTEMS --- 0.32%
     18,800 Avid Technology Inc*                                       1,029,488
      2,900 Cognos Inc*                                                  100,659
      1,300 Lexmark International Group Inc Class A*                      58,279
      1,500 QLogic Corp*                                                  48,765
                                                                      $1,237,191

COMPUTER SOFTWARE & SERVICES --- 7.25%
    108,700 Activision Inc                                             1,493,538
     64,780 Adobe Systems Inc                                          2,394,269
      1,000 Affiliated Computer Services Inc Class A*                     59,180
     40,000 CACI International Inc Class A*                            2,295,200
    135,000 CNET Networks Inc*                                         1,983,150
    167,100 Cadence Design Systems Inc*                                2,827,332
      4,400 Check Point Software Technologies Ltd*                        88,440
      3,000 Citrix Systems Inc*                                           86,340
     48,600 Cogent Inc*                                                1,102,248
      4,500 Cognizant Technology Solutions Corp*                         226,575
      2,800 Digital River Inc*                                            83,272
      1,000 Electronic Arts Inc*                                          52,310
      1,800 FactSet Research Systems Inc                                  74,088
      1,900 Fair Isaac Co                                                 83,923
      1,700 FileNET Corp*                                                 43,945
      1,900 Fiserv Inc*                                                   82,213
      2,100 Hyperion Solutions Corp                                       75,222
      2,200 Internet Security Systems Inc*                                46,090
      3,200 Intuit Inc*                                                  170,560
     77,900 Jack Henry & Associates Inc                                1,486,332
     68,300 Juniper Networks Inc*                                      1,523,090
     72,200 McAfee Inc*                                                1,958,786
      2,500 Mercury Interactive Corp*                                     69,475
     67,900 NAVTEQ*                                                    2,978,773
      6,400 Paychex Inc                                                  243,968
     99,300 Red Hat Inc*                                               2,704,932
      2,400 SINA Corp*                                                    57,984
      1,400 Salesforce.Com*                                               44,870
      3,100 Synopsys Inc*                                                 62,186
      3,550 THQ Inc                                                       84,668
    161,500 VeriSign Inc*                                              3,540,080
      1,100 Websense Inc*                                                 72,204
                                                                     $28,095,243

CONGLOMERATES --- 0.69%
     41,000 Teleflex Inc                                               2,664,180
                                                                      $2,664,180

CONTAINERS --- 0.01%
      1,000 Sealed Air Corp*                                              56,170
                                                                         $56,170

COSMETICS & PERSONAL CARE --- 0.02%
      2,300 Avon Products Inc                                             65,665
                                                                         $65,665

ELECTRONIC INSTRUMENT & EQUIP --- 6.06%
     74,500 Ametek Inc                                                 3,169,230
     41,700 CDW Corp                                                   2,400,669
    199,000 Flextronics International Ltd*                             2,077,560
     77,400 Flir Systems Inc                                           1,728,342
     41,000 Garmin Ltd                                                 2,720,350
     27,700 Harman International Industries Inc                        2,710,445
      3,000 II-IV Inc*                                                    53,610
     95,900 Jabil Circuit Inc*                                         3,556,931
      2,600 National Instruments Corp                                     83,330
    125,000 Roper Industries Inc                                       4,938,750
      5,353 Symbol Technologies Inc                                       68,625
                                                                     $23,507,842

ELECTRONICS - SEMICONDUCTOR --- 6.48%
     40,000 AMIS Holdings Inc*                                           426,000
    157,500 Altera Corp*                                               2,918,475
      7,200 Analog Devices Inc                                           258,264
      3,300 Broadcom Corp Class A*                                       155,595
      1,200 Cymer Inc*                                                    42,612
    125,100 Intersil Holding Corp                                      3,112,488
      1,100 KLA-Tencor Corp                                               54,263
      1,600 Lam Research Corp*                                            57,088
    100,400 Linear Technology Corp                                     3,621,428
      2,900 Marvell Technology Group Ltd*                                162,661
      7,500 Maxim Integrated Products Inc                                271,800
    100,600 Microchip Technology Inc                                   3,234,290
     75,600 National Semiconductor Corp                                1,964,088
     90,000 Novellus Systems Inc*                                      2,170,800
     95,000 PMC-Sierra Inc*                                              732,450
     55,600 Semtech Corp*                                              1,015,256
      3,400 Silicon Laboratories Inc*                                    124,644
     79,000 Spansion Inc*                                              1,099,680
    146,800 Xilinx Inc                                                 3,700,828
                                                                     $25,122,710

FINANCIAL SERVICES --- 3.36%
     60,500 CapitalSource Inc                                          1,355,200
     96,400 Eaton Vance Corp                                           2,637,504
      1,500 Federated Investors Inc Class B                               55,560
     17,100 Investors Financial Services Corp                            629,793
     79,800 Janus Capital Group Inc                                    1,486,674
     28,400 Legg Mason Inc                                             3,399,196
      3,800 Mellon Financial Corp                                        130,150
      4,200 Moody's Corp                                                 257,964
      4,300 Northern Trust Corp                                          222,826
     29,000 Principal Financial Group                                  1,375,470
      1,100 SEI Investments Co                                            40,700
      3,700 State Street Corp                                            205,128
     59,000 Waddell & Reed Financial Class A                           1,237,230
                                                                     $13,033,395

FOOD & BEVERAGES --- 0.43%
     92,000 Cott Corp*                                                 1,352,400
      1,800 Hershey Foods Corp                                            99,450
      2,700 McCormick & Co Inc (nonvtg)                                   83,484
      1,942 Tootsie Roll Industries Inc                                   56,182
        900 Wm Wrigley Jr Co                                              59,841
                                                                      $1,651,357

GOLD, METALS & MINING --- 0.61%
     44,000 Newmont Mining Corp                                        2,349,600
                                                                      $2,349,600

HEALTH CARE RELATED --- 7.47%
     78,000 Alkermes Inc*                                              1,491,360
     53,000 Community Health Systems Inc*                              2,032,020
     27,450 Coventry Health Care Inc                                   1,563,552
     25,750 DaVita Inc*                                                1,303,980
    173,000 Elan Corp PLC sponsored ADR*                               2,409,890
      2,400 Express Scripts Inc Class A                                  201,120
     68,200 Health Management Associates Inc Class A                   1,497,672
      2,200 Henry Schein Inc                                              96,008
     45,500 Humana Inc*                                                2,472,015
     38,000 Kinetic Concepts Inc*                                      1,510,880
     64,100 Laboratory Corp of America Holdings*                       3,451,785
      2,900 Lincare Holdings Inc*                                        121,539
     91,100 Manor Care Inc                                             3,623,047
      2,700 Medco Health Solutions Inc*                                  150,660
     46,000 Omnicare Inc                                               2,632,120
     56,300 Patterson Cos Inc*                                         1,880,420
      3,800 Quest Diagnostics Inc                                        195,624
     58,000 Triad Hospitals Inc*                                       2,275,340
        727 WellPoint Inc                                                 57,987
                                                                     $28,967,019

HOMEBUILDING --- 0.07%
        700 Centex Corp                                                   50,043
        800 KB Home                                                       58,128
      1,200 Lennar Corp                                                   73,224
      1,500 Pulte Homes Inc                                               59,040
      1,400 Toll Brothers Inc                                             48,496
                                                                        $288,931

HOTELS/MOTELS --- 2.02%
      5,400 Choice Hotels International Inc                              225,504
    110,600 Fairmont Hotels & Resorts Inc                              4,690,545
      4,600 Hilton Hotels Corp                                           110,906
      2,000 Las Vegas Sands Corp*                                         78,940
      3,100 Marriott International Inc Class A                           207,607
     46,000 Wynn Resorts Ltd*                                          2,523,100
                                                                      $7,836,602

INSURANCE RELATED --- 2.27%
        700 Ambac Financial Group Inc                                     53,942
      1,500 Arch Capital Group Ltd*                                       82,125
      1,600 Arthur J Gallagher & Co                                       49,408
     90,000 Assurant Inc                                               3,914,100
     78,100 Axis Capital Holdings Ltd                                  2,442,968
      2,200 Brown & Brown Inc                                             67,188
      1,100 MBIA Inc                                                      66,176
        180 Markel Corp*                                                  57,069
      1,600 Marsh & McLennan Cos Inc                                      50,816
      1,100 RenaissanceRe Holdings Ltd                                    48,521
     53,600 Willis Group Holdings Ltd                                  1,979,984
                                                                      $8,812,297

INVESTMENT BANK/BROKERAGE FIRM --- 2.63%
    197,500 Ameritrade Holding Corp*                                   4,740,000
      2,040 BlackRock Inc                                                221,299
      9,300 Charles Schwab Corp                                          136,431
    143,300 E*TRADE Financial Corp*                                    2,989,238
      3,000 Lazard Ltd                                                    95,700
     47,600 Nuveen Investments                                         2,028,712
                                                                     $10,211,380

LEISURE & ENTERTAINMENT --- 1.72%
      4,600 Boyd Gaming Corp                                             219,236
     74,100 Brunswick Corp                                             3,012,906
     44,700 DreamWorks Animation SKG Inc*                              1,097,832
      2,600 Harley-Davidson Inc                                          133,874
      2,600 Harrah's Entertainment Inc                                   185,354
     44,800 International Game Technology                              1,378,944
      2,800 Mattel Inc                                                    44,296
      3,300 Royal Caribbean Cruises Ltd                                  148,698
      6,550 Shuffle Master Inc                                           164,667
      3,300 Station Casinos Inc                                          223,740
      2,100 WMS Industries Inc*                                           52,689
                                                                      $6,662,236

MACHINERY --- 2.45%
     41,300 Danaher Corp                                               2,303,714
      1,200 IDEX Corp                                                     49,332
     23,500 ITT Industries Inc                                         2,416,270
     68,000 Oshkosh Truck Corp                                         3,032,120
      2,100 Pall Corp                                                     56,406
     48,000 Pentair Inc                                                1,656,960
                                                                      $9,514,802

MANUFACTURING --- 0.26%
     58,000 Dolby Laboratories Inc*                                      988,900
                                                                        $988,900

MEDICAL PRODUCTS --- 2.27%
      5,700 American Medical Systems Holdings Inc                        101,631
      1,200 ArthroCare Corp*                                              50,568
      1,900 Bausch & Lomb Inc                                            129,010
      2,000 Becton Dickinson & Co                                        120,160
      3,500 Biomet Inc                                                   127,995
      3,300 CR Bard Inc                                                  217,536
        900 Cooper Cos Inc                                                46,170
      1,600 Dentsply International Inc                                    85,904
     48,000 Edwards Lifesciences Corp*                                 1,997,280
     29,000 Gen-Probe Inc*                                             1,414,910
     12,700 Inamed Corp*                                               1,113,536
      1,400 Integra LifeSciences Holdings*                                49,644
      1,600 Kyphon Inc*                                                   65,328
      1,300 Millipore Corp*                                               85,852
      2,800 ResMed Inc                                                   107,268
      2,900 Respironics Inc                                              107,503
      1,200 Smith & Nephew PLC sponsored ADR                              55,620
      1,700 St Jude Medical Inc*                                          85,340
      2,000 Sybron Dental Specialties Inc*                                79,620
     22,100 Varian Medical Systems Inc*                                1,112,514
     42,300 Waters Corp*                                               1,598,940
        800 Zimmer Holdings Inc*                                          53,952
                                                                      $8,806,281

OFFICE EQUIPMENT & SUPPLIES --- 0.06%
      1,000 Avery Dennison Corp                                           55,270
      1,400 HNI Corp                                                      76,902
      1,950 Zebra Technologies Corp Class A*                              83,558
                                                                        $215,730

OIL & GAS --- 7.77%
    153,100 BJ Services Co                                             5,614,177
      2,500 Baker Hughes Inc                                             151,950
      5,000 Bill Barrett Corp*                                           193,050
      6,500 Cooper Cameron Corp                                          269,100
     66,000 EOG Resources                                              4,842,420
     65,000 FMC Technologies Inc*                                      2,789,800
      6,000 Grant Prideco Inc*                                           264,720
     81,500 Murphy Oil Corp                                            4,400,185
    110,400 Smith International Inc                                    4,096,944
      6,500 Weatherford International Ltd                                235,300
     54,000 Western Gas Resources Inc                                  2,542,860
     10,600 Williams Cos Inc                                             245,602
    101,666 XTO Energy Inc                                             4,467,204
                                                                     $30,113,312

PHARMACEUTICALS --- 3.34%
     54,000 Abgenix Inc*                                               1,161,540
      1,320 Allergan Inc                                                 142,507
     34,000 Andrx Group*                                                 559,980
      2,600 AtheroGenics Inc*                                             52,026
     56,000 Barr Laboratories Inc*                                     3,488,240
     26,300 Celgene Corp*                                              1,704,240
     31,200 Neurocrine Biosciences Inc*                                1,957,176
     33,900 OSI Pharmaceuticals Inc*                                     950,556
     33,500 Sepracor Inc*                                              1,728,600
     67,000 Valeant Pharmaceuticals International                      1,211,360
                                                                     $12,956,225

POLLUTION CONTROL --- 0.02%
      1,500 Stericycle Inc*                                               88,320
                                                                         $88,320

PRINTING & PUBLISHING --- 0.06%
      1,200 McGraw-Hill Cos Inc                                           61,956
      1,100 Meredith Corp                                                 57,574
        900 New York Times Co                                             23,805
        100 Washington Post Co Class B                                    76,500
                                                                        $219,835

RESTAURANTS --- 0.95%
     63,250 Cheesecake Factory Inc*                                    2,364,918
      1,700 Outback Steakhouse Inc                                        70,737
     25,000 PF Changs China Bistro Inc*                                1,240,750
                                                                      $3,676,405

RETAIL --- 6.14%
     54,300 Amazon.com Inc*                                            2,560,245
      4,600 Bed Bath & Beyond Inc*                                       166,290
     62,000 Best Buy Co Inc                                            2,695,760
     49,000 CarMax Inc*                                                1,356,320
    119,700 Dollar General Corp                                        2,282,679
     62,000 Family Dollar Stores Inc                                   1,536,980
      2,900 Freds Inc                                                     47,183
      1,950 Men's Wearhouse Inc                                           57,408
      2,600 Michaels Stores Inc                                           91,858
     78,300 O'Reilly Automotive Inc                                    2,506,383
    111,200 Petsmart Inc                                               2,853,392
     72,500 Ross Stores Inc                                            2,095,250
     36,000 Shoppers Drug Mart Corp                                    1,362,020
      4,800 Staples Inc                                                  109,008
      8,700 TJX Cos Inc                                                  202,101
      4,100 Tiffany & Co                                                 156,989
     22,000 Whole Foods Market Inc                                     1,702,580
     46,400 Williams-Sonoma Inc*                                       2,002,160
                                                                     $23,784,606

SPECIALIZED SERVICES --- 11.64%
      2,000 ARAMARK Corp                                                  55,560
     31,292 Apollo Group Inc*                                          1,891,914
      1,600 Career Education Corp*                                        53,952
     57,000 Catalina Marketing Corp                                    1,444,950
     69,900 Certegy Inc                                                2,835,144
     47,000 CheckFree Corp*                                            2,157,300
     81,300 ChoicePoint Inc*                                           3,618,663
      4,000 Cintas Corp                                                  164,720
     38,400 Clear Channel Outdoor Holdings Inc*                          769,920
      1,100 Corporate Executive Board Co                                  98,670
     66,900 DST Systems Inc*                                           4,007,979
      2,300 DeVry Inc*                                                    46,000
      1,600 Dun & Bradstreet Corp*                                       107,136
     57,000 Education Management Corp*                                 1,910,070
      2,000 Equifax Inc                                                   76,040
     13,700 Getty Images Inc*                                          1,222,999
     53,400 Global Payments Inc                                        2,488,974
      2,000 H&R Block Inc                                                 49,100
      1,300 Harte-Hanks Inc                                               34,307
      1,300 ITT Educational Services Inc*                                 76,843
     87,900 Iron Mountain Inc*                                         3,711,138
      2,500 LECG Corp*                                                    43,450
     88,100 Lamar Advertising Co*                                      4,064,934
      9,000 Laureate Education Inc*                                      472,590
     11,000 MSC Industrial Direct Co Inc Class A                         442,420
     69,600 Manpower Inc                                               3,236,400
    106,400 MoneyGram International Inc                                2,774,912
     77,900 Monster Worldwide Inc*                                     3,179,878
      2,500 Omnicom Group Inc                                            212,825
     50,000 Robert Half International Inc                              1,894,500
      1,800 UTI Worldwide Inc                                            167,112
     34,000 United Rentals Inc*                                          795,260
      1,500 Universal Technical Institute Inc*                            46,410
     29,000 Viad Corp                                                    850,570

      2,300 WPP Group PLC                                                124,200
                                                                     $45,126,840

TELEPHONE & TELECOMMUNICATIONS --- 3.77%
     60,000 Amdocs Ltd*                                                1,650,000
     99,200 American Tower Corp*                                       2,688,320
    150,300 Crown Castle International Corp*                           4,044,573
      5,000 NII Holdings Inc                                             218,400
      2,100 NeuStar Inc*                                                  64,029
    126,000 Nextel Partners Inc*                                       3,520,440
     59,000 Telus Corp                                                 2,429,128
                                                                     $14,614,890

TEXTILES --- 0.03%
      3,500 Coach Inc                                                    116,690
                                                                        $116,690

TRANSPORTATION --- 0.03%
      3,100 Landstar System Inc                                          129,394
                                                                        $129,394

WATER --- 0.59%
    130,000 Nalco Holding Co*                                          2,302,300
                                                                      $2,302,300

TOTAL COMMON STOCK --- 96.87%                                       $375,454,457
(Cost $270,339,802)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 12,148,000 Federal Home Loan Bank                                    12,144,608
                  3.400%, January 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 3.13%                               $12,144,608
(Cost $12,144,608)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%      $387,599,065
(Cost $282,484,410)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2005
Unaudited

                                                                                % of Portfolio
                 Sector                               Value ($)                   Investments
------------------------------------------    -------------------------   ----------------------------
------------------------------------------    -------------------------   ----------------------------
Communications                                              32,281,808                          8.33%
Consumer Products & Services                                91,873,512                         23.71%
Financial Services                                          33,337,960                          8.60%
Health Care Related                                         67,477,790                         17.41%
Industrial Products & Services                              15,532,187                          4.01%
Natural Resources                                           32,650,787                          8.42%
Short Term Investments                                      12,144,608                          3.13%
Technology                                                  88,142,452                         22.74%
Transportation                                              11,855,661                          3.06%
Utilities                                                    2,302,300                          0.59%
                                              -------------------------   ----------------------------
                                              -------------------------   ----------------------------
                                                         $ 387,599,065                        100.00%
                                              =========================   ============================
                                              =========================   ============================

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,120.31       $ 5.61

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,019.91       $ 5.35

*Expenses are equal to the Portfolio's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006